SIGNIFICANT RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Significant Related Party Transactions
SIGNIFICANT RELATED PARTY TRANSACTIONS
23	SIGNIFICANT RELATED PARTY TRANSACTIONS

Related companies in these consolidated financial statements refer to members of the ultimate holding company’s group of companies.

Some of the Company’s transactions and arrangements are between members of the group and the effect of these on the basis determined between the parties is reflected in these consolidated financial statements. The intercompany balances are unsecured, interest-free and repayable on demand, unless otherwise stated.

Some of the group’s transactions and arrangements are with related parties and the effect of these on the basis determined between the parties is reflected in these consolidated financial statements. The balances are unsecured, interest-free and repayable on demand unless otherwise stated.

Balances due to related parties

			2025	2024
Name	Relationship	Nature	USD	USD
TUTU Business Services Limited (BVI)	Controlling Shareholder	Amounts due to an ultimate beneficial shareholder	289,029	-

Ms. Liying Wang	Ultimate beneficial shareholder	Amounts due to an ultimate beneficial shareholder	21,667	-

		Amounts due to an ultimate beneficial shareholder	310,696	-

Mr. Hok Pan Se	Note (i)	Non-trade payables
		Long-term loans (Note 14)	-	12,300,650
		Short-term loans (Note 14)	-	1,142,024

		Amounts due to an ultimate beneficial shareholder	-	13,442,674

Mr. Ka Wai Se	Note (ii)	Other borrowings (Note 13(b))	-	183,066

Mr. Ka Chun Se	Note (iii)	Other borrowings (Note 13(b))	-	242,189

Prowood (Cambodia) Flooring Co., Ltd	Note (iv)	Contract liabilities	-	1,500,000

Nature Flooring Industries Inc	Note (v)	Contract liabilities	-	509,042

Kunshan Yingyi Trading Limited	Note (vi)	Contract liabilities	-	139,113

(i)	Mr. Hok Pan Se ceases to be ultimate beneficial shareholder from October 2025 after completed the transfer of the company’s share to the new ultimate beneficial shareholder and no control or significant influence remain over the company after the completion of transaction.
(ii)	Mr. Ka Wai Se ceases to be related party from October 2025 after the former ultimate beneficial holder completed the transfer of the company’s share to the new ultimate beneficial shareholder and no control or significant influence remain by the former ultimate beneficial holder over the company after the completion of transaction.
(iii)	Mr. Ka Chun Se ceases to be related party from October 2025 after the former ultimate beneficial holder completed the transfer of the company’s share to the new ultimate beneficial shareholder and no control or significant influence remain by the former ultimate beneficial holder over the company after the completion of transaction.
(iv)	Prowood (Cambodia) Flooring Co., Ltd ceases to be related party from October 2025 after the former ultimate beneficial holder completed the transfer of the company’s share to the new ultimate beneficial shareholder and no control or significant influence remain by the former ultimate beneficial holder over the company after the completion of transaction.
(v)	Nature Flooring Industries Inc ceases to be related party from October 2025 after the former ultimate beneficial holder completed the transfer of the company’s share to the new ultimate beneficial shareholder and no control or significant influence remain by the former ultimate beneficial holder over the company after the completion of transaction.
(vi)	Kunshan Yingyi Trading Limited ceases to be related party from October 2025 after the former ultimate beneficial holder completed the transfer of the company’s share to the new ultimate beneficial shareholder and no control or significant influence remain by the former ultimate beneficial holder over the company after the completion of transaction.

The Company did not have any outstanding to any officers or directors as of December 31, 2025 and 2024, and it does not expect to provide long terms loans or credit facilities to officers and directors.

Transactions with related parties

The following table represents the significant related party transactions for the years ended December 31, 2025, 2024 and 2023.

		2025	2024	2023
Name	Nature	USD	USD	USD
Mr. Hok Pan Se(i)	Interest expense on shareholder loans	18,999	73,102	197,066
Mr. Hok Pan Se(i)	Interest expense on convertible bonds	-	-	71,865
Fo Shan Sunde Daziran Investment Management Limited(ii)	Lease payments made	-	-	55,263
Fo Shan Sunde Changcheng Management Limited(iii)	Lease payments made	-	20,535	6,523
Nature Flooring Industries Inc(iv)	Revenue	24,077	-	-
Prowood (Cambodia) Flooring Co., Ltd(v)	Revenue	4,889,874	-	-
Taizhou Nature Home Furnishings Co., Ltd (vi)	Revenue	21,820	-	-

(i)	Mr. Hok Pan Se ceases to be ultimate beneficial shareholder from October 2025 after completed the transfer of the company’s share to the new ultimate beneficial shareholder and no control or significant influence remain over the company after the completion of transaction.
(ii)	Fo Shan Sunde Daziran Investment Management Limited ceases to be related party from October 2025 after the former ultimate beneficial holder completed the transfer of the company’s share to the new ultimate beneficial shareholder and no control or significant influence remain by the former ultimate beneficial holder over the company after the completion of transaction.
(iii)	Fo Shan Sunde Changcheng Management Limited ceases to be related party from September 2024 after the former ultimate beneficial shareholder lose the control over this related company.
(iv)	Nature Flooring Industries Inc ceases to be related party from October 2025 after the former ultimate beneficial holder completed the transfer of the company’s share to the new ultimate beneficial shareholder and no control or significant influence remain by the former ultimate beneficial holder over the company after the completion of transaction.
(v)	Prowood (Cambodia) Flooring Co., Ltd ceases to be related party from October 2025 after the former ultimate beneficial holder completed the transfer of the company’s share to the new ultimate beneficial shareholder and no control or significant influence remain by the former ultimate beneficial holder over the company after the completion of transaction.
(vi)	Taizhou Nature Home Furnishings Co., Ltd ceases to be related party from October 2025 after the former ultimate beneficial holder completed the transfer of the company’s share to the new ultimate beneficial shareholder and no control or significant influence remain by the former ultimate beneficial holder over the company after the completion of transaction.